Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues	$ 50,000		$ 99,790		$ 35,210	$ 15,642
Cost of revenues
Gross profit	50,000		99,790		35,210	15,642
Operating expenses
General and administrative	4,203,946	2,282,434	15,969,617	7,678,880	10,841,024	1,026,549
Depreciation and amortization	972,375	209,729	1,771,966	449,663	637,990	76,928
Research and development	153,191	75,450	759,427	153,828	236,710	136,404
Total expenses	5,329,512	2,567,613	18,501,010	8,282,371	11,715,724	1,239,881
Loss from operations	(5,279,512)	(2,567,613)	(18,401,220)	(8,282,371)	(11,680,514)	(1,224,239)
Other income (expenses):
Interest expense	(18,055)	(34,507)	(62,508)	(34,507)	(56,515)
Interest income	92		3,324		15,520
Gain on debt extinguishment	98,318		1,946,310			548,563
Change in fair value of warrant liabilities	(632,969)		762,869
Other	9,043	19,789	(5,971)	(11,961)	(9,757)	(362)
Net other (expenses) income	(543,571)	(14,718)	2,644,024	(46,468)	(50,752)	548,201
Loss before income taxes	(5,823,083)	(2,582,331)	(15,757,196)	(8,328,839)	(11,731,266)	(676,038)
Income taxes
Net loss	$ (5,823,083)	$ (2,582,331)	$ (15,757,196)	$ (8,328,839)	$ (11,731,266)	$ (676,038)
Net loss per common share, basic	$ (0.16)	$ (0.12)	$ (0.50)	$ (0.42)	$ (0.57)	$ (0.04)
Net loss per common share, diluted	$ (0.16)	$ (0.12)	$ (0.50)	$ (0.42)	$ (0.57)	$ (0.04)
Weighted -average common shares, basic	35,539,043	22,409,790	31,623,082	19,928,947	20,635,508	15,719,355
Weighted -average common shares, diluted	35,539,043	22,409,790	31,623,082	19,928,947	20,635,508	15,719,355